Schedule of Investments (unaudited) June 30, 2019	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
General Dynamics Corp.	12,140	$2,207,295
Raytheon Co.	5,426	943,473
United Technologies Corp.	41,417	5,392,493

		8,543,261

Air Freight & Logistics — 0.4%
FedEx Corp.	12,307	2,020,686

Airlines — 0.4%
Delta Air Lines Inc.	23,760	1,348,380
Southwest Airlines Co.	10,084	512,066

		1,860,446

Automobiles — 1.0%
Ford Motor Co.	199,586	2,041,765
General Motors Co.	63,341	2,440,528

		4,482,293

Banks — 12.7%
Bank of America Corp.	439,287	12,739,323
BB&T Corp.	39,032	1,917,642
Citigroup Inc.	118,038	8,266,201
JPMorgan Chase & Co.	164,719	18,415,584
PNC Financial Services Group Inc. (The)	23,020	3,160,186
U.S. Bancorp.	73,808	3,867,539
Wells Fargo & Co.	206,812	9,786,344

		58,152,819

Beverages — 1.4%
Coca-Cola Co. (The)	62,255	3,170,024
Constellation Brands Inc., Class A	8,088	1,592,851
Keurig Dr Pepper Inc.	10,403	300,647
PepsiCo Inc.	11,445	1,500,783

		6,564,305

Biotechnology — 1.6%
Alexion Pharmaceuticals Inc.(a)	2,675	350,371
Amgen Inc.	2,491	459,041
Biogen Inc.(a)	6,488	1,517,349
Gilead Sciences Inc.	55,753	3,766,673
Regeneron Pharmaceuticals Inc.(a)	3,313	1,036,969

		7,130,403

Building Products — 0.4%
Johnson Controls International PLC	45,847	1,893,940

Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	43,475	1,919,421
BlackRock Inc.(b)	6,047	2,837,857
Charles Schwab Corp. (The)	24,487	984,133
CME Group Inc.	18,076	3,508,732
Goldman Sachs Group Inc. (The)	16,805	3,438,303
Intercontinental Exchange Inc.	17,094	1,469,058
Morgan Stanley	61,752	2,705,355
TD Ameritrade Holding Corp.	1,795	89,607

		16,952,466

Chemicals — 3.2%
Air Products & Chemicals Inc.	9,637	2,181,528
Dow Inc.(a)	38,227	1,884,973
DuPont de Nemours Inc.	38,271	2,873,004
Linde PLC	27,711	5,564,369
LyondellBasell Industries NV, Class A	14,987	1,290,830

Security	Shares	Value

Chemicals (continued)
PPG Industries Inc.	8,124	$948,152

		14,742,856

Commercial Services & Supplies — 0.1%
Waste Management Inc.	4,727	545,354

Consumer Finance — 0.9%
American Express Co.	15,439	1,905,790
Capital One Financial Corp.	23,853	2,164,421

		4,070,211

Diversified Financial Services — 4.7%
Berkshire Hathaway Inc., Class B(a)	99,901	21,295,896

Diversified Telecommunication Services — 5.4%
AT&T Inc.	372,846	12,494,070
Verizon Communications Inc.	211,356	12,074,768

		24,568,838

Electric Utilities — 3.5%
American Electric Power Co. Inc.	25,219	2,219,524
Duke Energy Corp.	37,189	3,281,557
Exelon Corp.	49,504	2,373,222
NextEra Energy Inc.	24,433	5,005,344
Southern Co. (The)	53,120	2,936,474

		15,816,121

Electrical Equipment — 0.8%
Eaton Corp. PLC	21,560	1,795,517
Emerson Electric Co.	28,539	1,904,122

		3,699,639

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	70,705	2,809,817

Entertainment — 3.1%
Activision Blizzard Inc.	36,583	1,726,718
Electronic Arts Inc.(a)	1,460	147,840
Walt Disney Co. (The)	89,160	12,450,302

		14,324,860

Equity Real Estate Investment Trusts (REITs) — 0.7%
Prologis Inc.	32,041	2,566,484
Public Storage	1,835	437,042
Simon Property Group Inc.	1,788	285,651

		3,289,177

Food & Staples Retailing — 2.2%
Walgreens Boots Alliance Inc.	39,400	2,153,998
Walmart Inc.	71,714	7,923,680

		10,077,678

Food Products — 1.4%
General Mills Inc.	30,576	1,605,851
Kraft Heinz Co. (The)	31,840	988,314
Mondelez International Inc., Class A	72,572	3,911,631

		6,505,796

Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	49,863	4,193,478
Baxter International Inc.	13,050	1,068,795
Becton Dickinson and Co.	12,508	3,152,141
Danaher Corp.	30,780	4,399,078
Medtronic PLC	68,534	6,674,526

		19,488,018

Health Care Providers & Services — 2.2%
Anthem Inc.	9,302	2,625,117

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.(a)	13,193	$2,078,557
CVS Health Corp.	66,283	3,611,761
HCA Healthcare Inc.	5,527	747,085
Humana Inc.	3,931	1,042,894

		10,105,414

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	20,305	945,198
Las Vegas Sands Corp.	9,052	534,883
McDonald’s Corp.	32,878	6,827,445
Yum! Brands Inc.	1,734	191,902

		8,499,428

Household Products — 4.0%
Colgate-Palmolive Co.	42,917	3,075,861
Kimberly-Clark Corp.	17,426	2,322,537
Procter & Gamble Co. (The)	118,913	13,038,811

		18,437,209

Industrial Conglomerates — 2.4%
3M Co.	6,714	1,163,805
General Electric Co.	441,854	4,639,467
Honeywell International Inc.	19,016	3,320,003
Roper Technologies Inc.	4,415	1,617,038

		10,740,313

Insurance — 3.8%
Aflac Inc.	37,643	2,063,213
Allstate Corp. (The)	16,969	1,725,578
American International Group Inc.	44,423	2,366,857
Chubb Ltd.	23,244	3,423,609
Marsh & McLennan Companies Inc.	3,157	314,911
MetLife Inc.	41,024	2,037,662
Progressive Corp. (The)	20,023	1,600,438
Prudential Financial Inc.	20,702	2,090,902
Travelers Companies Inc. (The)	11,191	1,673,278

		17,296,448

IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	26,691	1,691,942
Fidelity National Information Services Inc.	7,402	908,077
International Business Machines Corp.	17,891	2,467,169
Worldpay Inc., Class A(a)	5,034	616,917

		5,684,105

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific Inc.	6,495	1,907,452

Machinery — 1.3%
Caterpillar Inc.	26,110	3,558,532
Deere & Co.	14,455	2,395,338

		5,953,870

Media — 1.4%
Charter Communications Inc., Class A(a)	3,357	1,326,619
Comcast Corp., Class A	121,905	5,154,144

		6,480,763

Metals & Mining — 0.0%
Southern Copper Corp.	1,164	45,221

Multi-Utilities — 0.7%
Dominion Energy Inc.	40,909	3,163,084

Multiline Retail — 0.5%
Target Corp.	24,096	2,086,955

Security	Shares	Value

Oil, Gas & Consumable Fuels — 10.1%
Anadarko Petroleum Corp.	18,947	$1,336,900
Chevron Corp.	97,359	12,115,354
ConocoPhillips	57,760	3,523,360
EOG Resources Inc.	29,619	2,759,306
Exxon Mobil Corp.	216,185	16,566,256
Kinder Morgan Inc./DE	99,582	2,079,272
Marathon Petroleum Corp.	33,514	1,872,762
Occidental Petroleum Corp.	38,185	1,919,942
Phillips 66	23,155	2,165,919
Valero Energy Corp.	21,260	1,820,069

		46,159,140

Pharmaceuticals — 7.4%
Allergan PLC	16,744	2,803,448
Bristol-Myers Squibb Co.	49,282	2,234,939
Johnson & Johnson	115,180	16,042,270
Merck & Co. Inc.	6,840	573,534
Pfizer Inc.	284,122	12,308,165

		33,962,356

Road & Rail — 1.0%
CSX Corp.	25,201	1,949,802
Norfolk Southern Corp.	11,758	2,343,722
Uber Technologies Inc.(a)	8,208	380,687

		4,674,211

Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices Inc.	16,233	1,832,219
Applied Materials Inc.	22,449	1,008,184
Intel Corp.	228,818	10,953,518
Micron Technology Inc.(a)	56,463	2,178,907

		15,972,828

Software — 0.1%
Autodesk Inc.(a)	2,563	417,513

Specialty Retail — 1.1%
Home Depot Inc. (The)	24,203	5,033,498

Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C(a)	2,133	108,356
HP Inc.	74,574	1,550,394

		1,658,750

Tobacco — 1.9%
Altria Group Inc.	48,917	2,316,220
Philip Morris International Inc.	79,368	6,232,769

		8,548,989

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	7,631	565,762

Total Common Stocks — 99.9% (Cost: $419,256,263)		456,228,189

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Russell Top 200 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	754,961	$754,961

Total Short-Term Investments — 0.1% (Cost: $754,961)		754,961

Total Investments in Securities — 100.0% (Cost: $420,011,224)		456,983,150

Other Assets, Less Liabilities — (0.0)%		(205,129)

Net Assets — 100.0%		$456,778,021

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	445,784	309,177	(a)	—	754,961	$754,961	$3,962	$—	$—
BlackRock Inc.	5,855	1,144		(952)	6,047	2,837,857	19,991	(14,847)	262,812

						$3,592,818	$23,953	$(14,847)	$262,812

(a)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts S&P 500 E-Mini	5	09/20/19	$736	$10,081

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$456,228,189	$—	$—	$456,228,189
Money Market Funds	754,961	—	—	754,961

	$456,983,150	$—	$—	$456,983,150

Derivative financial instruments(a)
Assets
Futures Contracts	$10,081	$—	$—	$10,081

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

3